Business Segment and Geographic Information - Revenue and Long-lived Assets by Geographic Region (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Business Segment and Geographic Information
Gross revenues	$ 190,485,000		$ 377,277,000
Contingent consideration		$ (19,297,000)		$ (29,367,000)
Net revenue	190,485,000		377,277,000
Long-lived assets	4,264,443,000		4,264,443,000		$ 4,284,355,000
U.S.
Business Segment and Geographic Information
Gross revenues	122,693,000		242,090,000
Long-lived assets	4,251,030,000		4,251,030,000		4,276,568,000
International
Business Segment and Geographic Information
Gross revenues	67,792,000		135,187,000
Long-lived assets	$ 13,413,000		$ 13,413,000		$ 7,787,000
Predecessor
Business Segment and Geographic Information
Gross revenues		171,015,000		340,518,000
Contingent consideration		(19,297,000)		(29,367,000)
Net revenue		151,718,000		311,151,000
Predecessor | U.S.
Business Segment and Geographic Information
Gross revenues		109,540,000		217,322,000
Predecessor | International
Business Segment and Geographic Information
Gross revenues		$ 61,475,000		$ 123,196,000